Loans Receivable (excluding Covered Loans) - Loans Receivable by Geographic Location (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 8,669,717	$ 7,990,545
Ratio of loans by geographic location to total loans	100.00%
Washington
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	3,948,341
Ratio of loans by geographic location to total loans	45.80%
Oregon
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	1,381,176
Ratio of loans by geographic location to total loans	16.10%
Arizona
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	961,386
Ratio of loans by geographic location to total loans	11.00%
Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	674,618
Ratio of loans by geographic location to total loans	7.80%
Utah
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	576,746
Ratio of loans by geographic location to total loans	6.70%
Idaho
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	398,006
Ratio of loans by geographic location to total loans	4.50%
New Mexico
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	381,995
Ratio of loans by geographic location to total loans	4.20%
Texas
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	215,937
Ratio of loans by geographic location to total loans	2.40%
Nevada
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	131,512
Ratio of loans by geographic location to total loans	1.50%
Single-family residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	5,572,244	5,373,950
Ratio of loans by geographic location to total loans	64.60%
Percentage of loans by geographic area as a percentage of loan type	100.00%
Single-family residential | Washington
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	2,711,711
Ratio of loans by geographic location to total loans	31.60%
Percentage of loans by geographic area as a percentage of loan type	48.70%
Single-family residential | Oregon
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	784,794
Ratio of loans by geographic location to total loans	9.10%
Percentage of loans by geographic area as a percentage of loan type	14.10%
Single-family residential | Arizona
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	600,306
Ratio of loans by geographic location to total loans	6.90%
Percentage of loans by geographic area as a percentage of loan type	10.80%
Single-family residential | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	206,586
Ratio of loans by geographic location to total loans	2.40%
Percentage of loans by geographic area as a percentage of loan type	3.10%
Single-family residential | Utah
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	471,248
Ratio of loans by geographic location to total loans	5.40%
Percentage of loans by geographic area as a percentage of loan type	3.70%
Single-family residential | Idaho
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	323,320
Ratio of loans by geographic location to total loans	3.70%
Percentage of loans by geographic area as a percentage of loan type	8.50%
Single-family residential | New Mexico
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	174,102
Ratio of loans by geographic location to total loans	2.00%
Percentage of loans by geographic area as a percentage of loan type	5.80%
Single-family residential | Texas
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	180,950
Ratio of loans by geographic location to total loans	2.10%
Percentage of loans by geographic area as a percentage of loan type	3.20%
Single-family residential | Nevada
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	119,227
Ratio of loans by geographic location to total loans	1.40%
Percentage of loans by geographic area as a percentage of loan type	2.10%
Multi-family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	920,285	835,598
Ratio of loans by geographic location to total loans	10.50%
Percentage of loans by geographic area as a percentage of loan type	100.00%
Multi-family | Washington
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	315,584
Ratio of loans by geographic location to total loans	3.60%
Percentage of loans by geographic area as a percentage of loan type	34.30%
Multi-family | Oregon
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	278,112
Ratio of loans by geographic location to total loans	3.20%
Percentage of loans by geographic area as a percentage of loan type	30.20%
Multi-family | Arizona
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	182,645
Ratio of loans by geographic location to total loans	2.10%
Percentage of loans by geographic area as a percentage of loan type	19.80%
Multi-family | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	688
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	5.80%
Multi-family | Utah
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	49,755
Ratio of loans by geographic location to total loans	0.60%
Percentage of loans by geographic area as a percentage of loan type	0.10%
Multi-family | Idaho
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	25,294
Ratio of loans by geographic location to total loans	0.30%
Percentage of loans by geographic area as a percentage of loan type	5.40%
Multi-family | New Mexico
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	53,002
Ratio of loans by geographic location to total loans	0.60%
Percentage of loans by geographic area as a percentage of loan type	2.70%
Multi-family | Texas
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	12,852
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	1.40%
Multi-family | Nevada
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	2,353
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.30%
Land - acquisition & development
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	80,359	81,660
Ratio of loans by geographic location to total loans	0.90%
Percentage of loans by geographic area as a percentage of loan type	100.00%
Land - acquisition & development | Washington
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	46,091
Ratio of loans by geographic location to total loans	0.50%
Percentage of loans by geographic area as a percentage of loan type	57.30%
Land - acquisition & development | Oregon
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	5,655
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	7.00%
Land - acquisition & development | Arizona
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	3,201
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	4.00%
Land - acquisition & development | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	0
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	18.60%
Land - acquisition & development | Utah
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	5,430
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Land - acquisition & development | Idaho
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	2,277
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	6.80%
Land - acquisition & development | New Mexico
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	14,923
Ratio of loans by geographic location to total loans	0.20%
Percentage of loans by geographic area as a percentage of loan type	2.80%
Land - acquisition & development | Texas
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	2,782
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	3.50%
Land - acquisition & development | Nevada
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	0
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Land - consumer lot loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	111,130	124,984
Ratio of loans by geographic location to total loans	1.20%
Percentage of loans by geographic area as a percentage of loan type	100.00%
Land - consumer lot loans | Washington
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	61,525
Ratio of loans by geographic location to total loans	0.70%
Percentage of loans by geographic area as a percentage of loan type	55.30%
Land - consumer lot loans | Oregon
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	19,738
Ratio of loans by geographic location to total loans	0.20%
Percentage of loans by geographic area as a percentage of loan type	17.80%
Land - consumer lot loans | Arizona
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	10,040
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	9.00%
Land - consumer lot loans | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	0
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	2.70%
Land - consumer lot loans | Utah
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	5,293
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Land - consumer lot loans | Idaho
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	9,479
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	4.80%
Land - consumer lot loans | New Mexico
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	2,946
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	8.50%
Land - consumer lot loans | Texas
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	629
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.60%
Land - consumer lot loans | Nevada
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	1,480
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	1.30%
Construction - custom
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	385,824	302,722
Ratio of loans by geographic location to total loans	4.40%
Percentage of loans by geographic area as a percentage of loan type	100.00%
Construction - custom | Washington
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	211,474
Ratio of loans by geographic location to total loans	2.40%
Percentage of loans by geographic area as a percentage of loan type	54.80%
Construction - custom | Oregon
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	53,218
Ratio of loans by geographic location to total loans	0.60%
Percentage of loans by geographic area as a percentage of loan type	13.80%
Construction - custom | Arizona
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	42,326
Ratio of loans by geographic location to total loans	0.50%
Percentage of loans by geographic area as a percentage of loan type	11.00%
Construction - custom | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	0
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	5.40%
Construction - custom | Utah
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	28,107
Ratio of loans by geographic location to total loans	0.30%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Construction - custom | Idaho
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	16,008
Ratio of loans by geographic location to total loans	0.20%
Percentage of loans by geographic area as a percentage of loan type	7.30%
Construction - custom | New Mexico
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	21,024
Ratio of loans by geographic location to total loans	0.20%
Percentage of loans by geographic area as a percentage of loan type	4.10%
Construction - custom | Texas
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	7,941
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	2.10%
Construction - custom | Nevada
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	5,726
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	1.50%
Construction - speculative
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	140,060	130,778
Ratio of loans by geographic location to total loans	1.60%
Percentage of loans by geographic area as a percentage of loan type	100.00%
Construction - speculative | Washington
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	68,668
Ratio of loans by geographic location to total loans	0.80%
Percentage of loans by geographic area as a percentage of loan type	49.00%
Construction - speculative | Oregon
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	31,210
Ratio of loans by geographic location to total loans	0.40%
Percentage of loans by geographic area as a percentage of loan type	22.30%
Construction - speculative | Arizona
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	9,393
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	6.70%
Construction - speculative | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	0
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	7.10%
Construction - speculative | Utah
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	5,640
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Construction - speculative | Idaho
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	12,195
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	4.00%
Construction - speculative | New Mexico
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	9,893
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	8.70%
Construction - speculative | Texas
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	3,061
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	2.20%
Construction - speculative | Nevada
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	0
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	752,957	625,293
Ratio of loans by geographic location to total loans	8.60%
Percentage of loans by geographic area as a percentage of loan type	100.00%
Commercial real estate | Washington
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	372,239
Ratio of loans by geographic location to total loans	4.30%
Percentage of loans by geographic area as a percentage of loan type	49.60%
Commercial real estate | Oregon
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	161,401
Ratio of loans by geographic location to total loans	1.90%
Percentage of loans by geographic area as a percentage of loan type	21.40%
Commercial real estate | Arizona
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	92,817
Ratio of loans by geographic location to total loans	1.10%
Percentage of loans by geographic area as a percentage of loan type	12.30%
Commercial real estate | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	19,160
Ratio of loans by geographic location to total loans	0.20%
Percentage of loans by geographic area as a percentage of loan type	12.00%
Commercial real estate | Utah
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	3,319
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	2.50%
Commercial real estate | Idaho
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	3,656
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.40%
Commercial real estate | New Mexico
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	90,288
Ratio of loans by geographic location to total loans	1.00%
Percentage of loans by geographic area as a percentage of loan type	0.50%
Commercial real estate | Texas
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	7,722
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	1.00%
Commercial real estate | Nevada
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	2,355
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.30%
Commercial & industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	434,088	326,450
Ratio of loans by geographic location to total loans	5.00%
Percentage of loans by geographic area as a percentage of loan type	100.00%
Commercial & industrial | Washington
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	87,312
Ratio of loans by geographic location to total loans	1.00%
Percentage of loans by geographic area as a percentage of loan type	20.10%
Commercial & industrial | Oregon
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	31,547
Ratio of loans by geographic location to total loans	0.40%
Percentage of loans by geographic area as a percentage of loan type	7.30%
Commercial & industrial | Arizona
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	1,078
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.20%
Commercial & industrial | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	309,855
Ratio of loans by geographic location to total loans	3.60%
Percentage of loans by geographic area as a percentage of loan type	0.70%
Commercial & industrial | Utah
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	297
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	71.40%
Commercial & industrial | Idaho
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	769
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.10%
Commercial & industrial | New Mexico
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	3,230
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.20%
Commercial & industrial | Texas
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	0
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Commercial & industrial | Nevada
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	0
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	138,315	55,479
Ratio of loans by geographic location to total loans	1.60%
Percentage of loans by geographic area as a percentage of loan type	100.00%
Consumer | Washington
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	16
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Consumer | Oregon
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	0
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Consumer | Arizona
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	0
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Consumer | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	138,299
Ratio of loans by geographic location to total loans	1.60%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Consumer | Utah
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	0
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	100.00%
Consumer | Idaho
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	0
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Consumer | New Mexico
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	0
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Consumer | Texas
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	0
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Consumer | Nevada
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	0
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
HELOC
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	134,455	133,631
Ratio of loans by geographic location to total loans	1.60%
Percentage of loans by geographic area as a percentage of loan type	100.00%
HELOC | Washington
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	73,721
Ratio of loans by geographic location to total loans	0.90%
Percentage of loans by geographic area as a percentage of loan type	54.80%
HELOC | Oregon
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	15,501
Ratio of loans by geographic location to total loans	0.20%
Percentage of loans by geographic area as a percentage of loan type	11.50%
HELOC | Arizona
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	19,580
Ratio of loans by geographic location to total loans	0.20%
Percentage of loans by geographic area as a percentage of loan type	14.60%
HELOC | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	30
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	9.40%
HELOC | Utah
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	7,657
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	0.00%
HELOC | Idaho
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	5,008
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	5.70%
HELOC | New Mexico
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	12,587
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	3.70%
HELOC | Texas
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	0
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
HELOC | Nevada
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 371
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.30%